                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-6742


                                 MONARCH FUNDS
                              TWO PORTLAND SQUARE
                             PORTLAND, MAINE 04101
                                 207-879-1900


                                JACK J. SINGER
                       MONARCH INVESTMENT ADVISORS, LLC
                              950 CORONADO DRIVE
                               ARCADIA, CA 91007
                                 626-447-4717


                      Date of fiscal year end: August 31

Date of reporting period: September 1, 2007 - February 29, 2008

   Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

  FEBRUARY 29, 2008 (UNAUDITED)


DAILY ASSETS TREASURY FUND

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

DAILY ASSETS GOVERNMENT FUND

DAILY ASSETS CASH FUND

SEMI-ANNUAL REPORT

                                 MONARCH FUNDS

 LOGO

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

February 29, 2008

Dear Shareholders:

During the time period since our annual report dated August 31, 2007, the U.S. financial system has encountered unprecedented problems associated with various segments of the fixed income markets. From sub-prime mortgage related securities to asset backed commercial paper and auction rate securities, market participants have encountered a significant reduction of liquidity as well as loss of principal value in their investments. Along with these financial disruptions the domestic economy has slowed measurably and many think has recently entered a recession. To mitigate the impact of these events the Federal Reserve has aggressively lowered interest rates and put in place extraordinary measures to add liquidity to the credit markets to keep them functioning. As a result of these Federal Reserve actions the Fed Funds rate has declined from 5 1/4% in August of 2007 to a current level of 2 1/4%.

In reaction to these events our portfolio management team took early action to evaluate whether the credit quality of the securities we invest in and the counterparties we transact business with are of the highest quality. Since August of 2007 we have not invested in any securities that contained any sub-prime mortgages or asset backed commercial paper issues that contained any mortgage related bonds or residential mortgages as part of their holdings. We also increased our liquidity by shortening the maturities of our holdings. These actions reduced the returns on our Funds somewhat, but in light of the disruptions in the fixed income markets, we believe this was the right course of action. We will continue to pursue a very cautious approach to which securities we invest in and will maintain relatively short average life portfolios along with maintaining a high liquidity position until we feel the fixed income markets have stabilized.

Since inception of the Monarch Funds fifteen years ago, we have remained committed to maintaining your $1.00 per share price and providing competitive returns through the skilled and prudent portfolio management our shareholders have come to expect. We thank all of our investors and the financial intermediaries we serve for their continued support. Please feel free to call us with your questions or comments at (800) 754-8757.

Monarch Funds




Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and is not endorsed or guaranteed by any bank or any affiliate of a bank. Foreside Fund Services, LLC, distributor.

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING (800) 754-8757 OR VISITING THE FUND'S WEBSITE AT WWW.MONARCHADVISORS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND

February 29, 2008

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            REPURCHASE AGREEMENTS - 95.6%
$12,793,000 Bank of America Securities, dated 02/29/08, to be repurchased at
             $12,796,358; collaterized by various U.S. Treasury Obligations             3.15% 03/03/08 $12,793,000
 22,000,000 Bear Stearns & Co., Inc., dated 02/29/08, to be repurchased at
             $22,003,025; collaterized by various U.S. Treasury Obligations             1.65  03/03/08  22,000,000
 19,000,000 Citigroup Securities, dated 02/29/08, to be repurchased at $19,001,583;
             collaterized by various U.S. Treasury Obligations                          1.00  03/03/08  19,000,000
 19,000,000 Deutsche Bank Securities, Inc., dated 02/29/08, to be repurchased at
             $19,002,850; collaterized by various U.S. Treasury Obligations             1.80  03/03/08  19,000,000
 19,000,000 Merrill Lynch, dated 02/29/08, to be repurchased at $19,002,375;
             collaterized by various U.S. Treasury Obligations                          1.50  03/03/08  19,000,000
                                                                                                       -----------

            Total Repurchase Agreements                                                                 91,793,000
                                                                                                       -----------

  SHARES
-----------
            MONEY MARKET FUND - 4.2%
  4,000,000 Dreyfus Treasury Cash Management Fund                                       1.93             4,000,000
                                                                                                       -----------

            Total Investments at Amortized Cost* - 99.8%                                               $95,793,000
            Other Assets and Liabilities, Net - 0.2%                                                       198,508
                                                                                                       -----------
            NET ASSETS - 100.0%                                                                        $95,991,508
                                                                                                       ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            Money Market Fund                                                            4.2%
            Repurchase Agreements                                                       95.8%

            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

February 29, 2008

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            U.S. GOVERNMENT SECURITIES - 87.5%
            GOVERNMENT BOND # - 87.5%
$ 3,500,000 Federal Home Loan Bank - Discount Note                                      2.79% 03/12/08 $ 3,497,027
 16,500,000 Federal Home Loan Bank - Discount Note                                      2.89  03/26/08  16,466,943
                                                                                                       -----------

            Total U.S. Government Securities                                                            19,963,970
                                                                                                       -----------

  SHARES
-----------
            MONEY MARKET FUND - 12.0%
  2,740,000 Dreyfus Treasury Prime Cash Management Fund                                 2.36             2,740,000
                                                                                                       -----------

            Total Investments at Amortized Cost* - 99.5%                                               $22,703,970
            Other Assets and Liabilities, Net - 0.5%                                                       102,821
                                                                                                       -----------
            NET ASSETS - 100.0%                                                                        $22,806,791
                                                                                                       ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            U.S. Government Security                                                    87.9%
            Money Market Fund                                                           12.1%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND

February 29, 2008

    FACE
   AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY     VALUE
------------ --------------------------------------------------------------------------  ----  -------- ------------
             REPURCHASE AGREEMENTS - 100.0%
$ 12,429,000 Bank of America Securities, dated 02/29/08, to be repurchased at
              $12,433,350; collaterized by various U.S. Government Agency Obligations    3.15% 03/03/08 $ 12,429,000
 150,000,000 Bear Stearns & Co., Inc., dated 02/29/08, to be repurchased at
              $87,210,997; collaterized by various U.S. Government Agency Obligations    3.20  03/03/08  150,000,000
 140,000,000 Deutsche Bank Securities, Inc., dated 02/29/08, to be repurchased at
              $140,049,467; collaterized by various U.S. Government Agency Obligations   3.18  03/03/08  140,000,000
 139,420,000 Merrill Lynch & Co., Inc., dated 02/29/08, to be repurchased at
              $139,469,262; Collaterized by various U.S. Government Agency Obligations   3.18  03/03/08  139,420,000
                                                                                                        ------------

             Total Investments at Amortized Cost* - 100.0%                                              $441,849,000
             Other Assets and Liabilities, Net - 0.0%                                                       (172,385)
                                                                                                        ------------
             NET ASSETS - 100.0%                                                                        $441,676,615
                                                                                                        ============

             PORTFOLIO HOLDINGS
             % OF TOTAL INVESTMENTS
             Repurchase Agreements                                                        100%

             *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND

February 29, 2008

    FACE
   AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
------------ --------------------------------------------------------------------------  ----  -------- ------------
             CERTIFICATES OF DEPOSIT + - 8.6%
$ 25,000,000 Comerica Bank                                                               4.98% 10/02/08 $ 25,000,000
   5,000,000 Comerica Bank                                                               4.11  10/22/08    5,001,513
  20,000,000 Deutsche Bank of New York                                                   4.94  06/19/08   20,002,267
                                                                                                        ------------

             Total Certificates of Deposit                                                                50,003,780
                                                                                                        ------------

             COMMERCIAL PAPER # - 14.5%
  25,000,000 Bear Stearns                                                                3.24  03/24/08   24,948,409
  30,000,000 International Lease Finance Corp.                                           3.98  03/10/08   29,970,375
  10,000,000 Societe Generale North America                                              4.83  04/24/08    9,928,750
  19,455,000 UBS Finance Delaware, LLC                                                   3.08  04/23/08   19,367,069
                                                                                                        ------------

             Total Commercial Paper                                                                       84,214,603
                                                                                                        ------------

             CORPORATE NOTES + - 28.5%
  25,000,000 AllState Life Global Funding II^                                            4.46  04/14/08   25,003,225
   6,000,000 American Express Credit Corp.                                               3.13  04/18/08    5,999,381
  24,750,000 ASIF Global Financing XXI^                                                  5.41  03/14/08   24,753,345
   3,000,000 Goldman Sachs Group, Inc.                                                   3.19  11/10/08    2,984,078
  30,000,000 Goldman Sachs Group, Inc.                                                   3.25  11/14/08   29,910,044
  35,000,000 IBM Corp.^                                                                  3.10  09/02/08   34,967,762
   6,050,000 Lehman Brothers Holdings, Inc.                                              3.12  05/29/08    6,050,711
   8,085,000 Morgan Stanley                                                              5.20  03/07/08    8,085,104
  12,000,000 Royal Bank of Scotland PLC^                                                 4.45  04/11/08   12,000,566
  15,000,000 Wells Fargo & Co.                                                           3.22  03/10/08   15,000,101
                                                                                                        ------------

             Total Corporate Notes                                                                       164,754,317
                                                                                                        ------------

   SHARES
------------
             MONEY MARKET FUND - 5.4%
  31,450,000 Dreyfus Cash Management Fund                                                3.58             31,450,000
                                                                                                        ------------

    FACE
   AMOUNT
------------
             REPURCHASE AGREEMENTS - 43.0%
$ 21,665,000 Bank of America Securities, dated 02/29/08, to be repurchased at
              $21,669,333; collaterized by various U.S. Government Agency Obligations    1.80  03/03/08   21,665,000
  87,180,000 Bear Stearns & Co., Inc., dated 02/29/08, to be repurchased at
              $87,210,997; collaterized by various U.S. Government Agency Obligations    3.20  03/03/08   87,180,000
 140,000,000 Deutsche Bank Securities, Inc., dated 02/29/08, to be repurchased at
              $140,049,467; collaterized by various U.S. Government Agency Obligations   3.18  03/03/08  140,000,000
                                                                                                        ------------

             Total Repurchase Agreements                                                                 248,845,000
                                                                                                        ------------

             Total Investments at Amortized Cost* - 100.0%                                              $579,267,700
             Other Assets and Liabilities, Net - 0.0%                                                        140,325
                                                                                                        ------------
             NET ASSETS - 100.0%                                                                        $579,408,025
                                                                                                        ============

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND

February 29, 2008


PORTFOLIO HOLDINGS
% OF TOTAL INVESTMENTS
Certificates of Deposit                                                      8.6%
Commercial Paper                                                            14.5%
Corporate Notes                                                             28.4%
Money Market Fund                                                            5.4%
Repurchase Agreements                                                       43.1%

+ Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on February 29, 2008.
#  Rates shown are annualized yields at time of purchase.
^ Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $61,757,136 or 10.7% of net assets.
* Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

February 29, 2008

                                                                 DAILY ASSETS
                                                    DAILY ASSETS  GOVERNMENT  DAILY ASSETS  DAILY ASSETS
                                                      TREASURY   OBLIGATIONS   GOVERNMENT       CASH
                                                        FUND         FUND         FUND          FUND
                                                    ------------ ------------ ------------  ------------
Assets
  Investments:
    Securities at amoritized cost                   $ 4,000,000  $22,703,970  $         --  $330,422,700
    Repurchase agreements                            91,793,000           --   441,849,000   248,845,000
  Cash                                                  258,618      156,123        70,899            --
  Receivables:
    Dividends                                             7,836        5,251            --        96,998
    Interest                                              4,397           --        39,103     1,212,001
    Due from Administrator                               14,663        1,243        20,052        58,766
  Prepaid expenses and other assets                         136        2,351        11,753        44,332
                                                    -----------  -----------  ------------  ------------
Total Assets                                         96,078,650   22,868,938   441,990,807   580,679,797
                                                    -----------  -----------  ------------  ------------

Liabilities
  Payables:
    Due to custodian                                         --           --            --       618,685
    Dividends                                             4,012       47,689        17,240       287,839
  Accrued expenses:
    Payable to adviser                                    2,960          895        12,923        19,468
    Other expenses and other liabilities                 80,170       13,563       284,029       345,780
                                                    -----------  -----------  ------------  ------------
Total Liabilities                                        87,142       62,147       314,192     1,271,772
                                                    -----------  -----------  ------------  ------------

Net Assets                                          $95,991,508  $22,806,791  $441,676,615  $579,408,025
                                                    ===========  ===========  ============  ============

Components of Net Assets
  Paid-in capital                                   $95,984,551  $22,786,923  $441,702,741  $579,431,140
  Distributions in excess of net investment income       (1,334)        (825)      (49,569)      (48,201)
  Accumulated net realized gain                           8,291       20,693        23,443        25,086
                                                    -----------  -----------  ------------  ------------

Net Assets                                          $95,991,508  $22,806,791  $441,676,615  $579,408,025
                                                    ===========  ===========  ============  ============

Net Assets by Class of Shares
  Preferred Shares                                  $        --  $        --  $ 30,010,358  $ 94,329,403
  Universal Shares                                           --   22,806,791    60,337,601    97,912,782
  Institutional Service Shares                       31,410,872           --    78,806,096    68,569,337
  Institutional Shares                                       --           --   103,171,057   125,979,282
  Investor Shares                                    64,580,636           --   169,351,503   188,546,512
  B Shares                                                   --           --            --       674,455
  C Shares                                                   --           --            --     3,396,254
                                                    -----------  -----------  ------------  ------------

Net Assets                                          $95,991,508  $22,806,791  $441,676,615  $579,408,025
                                                    ===========  ===========  ============  ============

Shares of Beneficial Interest for each Class of Shares
  Preferred Shares                                           --           --    30,009,194    94,327,864
  Universal Shares                                           --   22,806,156    60,379,153    97,924,193
  Institutional Service Shares                       31,405,444           --    78,804,704    68,573,937
  Institutional Shares                                       --           --   103,166,600   125,978,401
  Investor Shares                                    64,577,868           --   169,342,272   188,554,559
  B Shares                                                   --           --            --       674,415
  C Shares                                                   --           --            --     3,396,078

Net Asset Value Per Share
(Offering and Redemption Price per Share)
for each Class of Shares                            $      1.00  $      1.00  $       1.00  $       1.00

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)

Six Months Ended February 29, 2008

                                                                        DAILY ASSETS
                                                           DAILY ASSETS  GOVERNMENT  DAILY ASSETS DAILY ASSETS
                                                             TREASURY   OBLIGATIONS   GOVERNMENT      CASH
                                                               FUND         FUND         FUND         FUND
                                                           ------------ ------------ ------------ ------------
Investment Income:
  Interest income                                           $1,424,506    $415,856    $8,418,422  $16,422,755
  Dividend income                                               11,227      30,247         5,355      337,868
                                                            ----------    --------    ----------  -----------
Total Investment Income                                      1,435,733     446,103     8,423,777   16,760,623
                                                            ----------    --------    ----------  -----------
Expenses:
  Investment adviser fees                                       14,482       5,354        71,534      132,043
  Administrator fees
    Preferred Shares                                                --          --        44,921       60,023
    Universal Shares                                                --      11,778        29,263       76,290
    Institutional Shares                                            --          --        48,351       65,969
    Institutional Service Shares                                 7,598          --        23,849       39,254
    Investor Shares                                             34,442          --        60,956      138,550
    Class B Shares                                                  --          --            --       12,713
    Class C Shares                                                  --          --            --       13,608
  Distribution fees
    Investor Shares                                             78,277          --       138,537      314,886
  Shareholder servicing fees
    Institutional Shares                                            --          --        87,912      119,944
    Investor Shares                                             62,622          --       110,830      251,911
    Institutional Service Shares                                13,814          --        43,362       71,371
  Transfer agent fees
    Preferred Shares                                                --          --        12,100        9,432
    Universal Shares                                                --      14,482        24,975       46,078
    Institutional Shares                                            --          --       100,900      131,263
    Institutional Service Shares                                18,901          --        31,089       46,061
    Investor Shares                                             74,625          --       125,997      262,427
    Class B Shares                                                  --          --            --       12,009
    Class C Shares                                                  --          --            --       21,779
  Accountant fees                                               25,566      20,446        49,596       64,215
  Custodian fees                                                 3,822       1,071        18,850       34,687
  Compliance service fees                                          666         319            --        2,135
  Trustee fees and expenses                                      4,353       1,095        18,333       35,431
  Audit fees                                                    11,417      10,662        11,835       14,197
  Legal fees                                                     7,506       7,564         6,341        7,410
  Other expenses                                                22,719       5,500        32,178       78,660
                                                            ----------    --------    ----------  -----------
Total Expenses Before Fee Reductions                           380,810      78,271     1,091,709    2,062,346
                                                            ----------    --------    ----------  -----------
  Administration fees waived                                   (39,173)    (10,975)     (145,983)    (208,387)
  Shareholder servicing fees waived Institutional Service
   Shares                                                           --          --        (5,272)          --
  Transfer agent fees waived                                        --     (13,465)      (17,107)          --
  Accountant fees waived                                       (25,104)    (20,886)           --           --
  Other expenses waived by Administrator                       (22,309)    (12,345)      (20,052)    (103,299)
                                                            ----------    --------    ----------  -----------
Net Expenses                                                   294,224      20,600       903,295    1,750,660
                                                            ----------    --------    ----------  -----------
Net Investment Income                                        1,141,509     425,503     7,520,482   15,009,963
                                                            ----------    --------    ----------  -----------
Net Realized Gain (Loss) on Investments                           (205)     22,124         9,291       25,656
                                                            ----------    --------    ----------  -----------
Increase in Net Assets from Operations                      $1,141,304    $447,627    $7,529,773  $15,035,619
                                                            ==========    ========    ==========  ===========

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          DAILY ASSETS GOVERNMENT
                                                      DAILY ASSETS TREASURY FUND             OBLIGATIONS FUND
                                                  ---------------------------------  --------------------------------
                                                  SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                  FEBRUARY 29, 2008 AUGUST 31, 2007  FEBRUARY 29, 2008 AUGUST 31, 2007
                                                  ----------------- ---------------  ----------------- ---------------
                                                     (UNAUDITED)                        (UNAUDITED)
Operations
  Net investment income                             $   1,141,509   $     3,540,918     $   425,503     $    934,309
  Net realized gain (loss) on investments                    (205)            8,496          22,124            3,790
                                                    -------------   ---------------     -----------     ------------
Increase in Net Assets from Operations                  1,141,304         3,549,414         447,627          938,099
                                                    -------------   ---------------     -----------     ------------
Distributions to Shareholders from
Net investment income:
  Universal Shares                                           (625)               --        (426,737)        (934,308)
  Institutional Service Shares                           (204,867)         (704,968)             --               --
  Institutional Shares                                         --                --              --               --
  Investor Shares                                        (937,362)       (2,835,952)             --               --
                                                    -------------   ---------------     -----------     ------------
Total Distributions to Shareholders                    (1,142,854)       (3,540,920)       (426,737)        (934,308)
                                                    -------------   ---------------     -----------     ------------
Capital Share Transactions (in dollar and shares)
Universal Shares
  Proceeds from shares issued                                  --                --      10,330,628       16,200,785
  Dividends reinvested                                         --                --           3,947           10,616
  Cost of shares redeemed                                      --                --      (5,744,557)     (16,862,876)
                                                    -------------   ---------------     -----------     ------------
Total Universal Shares                                         --                --       4,590,018         (651,475)
                                                    -------------   ---------------     -----------     ------------
Institutional Service Shares
  Proceeds from shares issued                          56,781,436        59,251,693              --               --
  Dividends reinvested                                    172,303           543,453              --               --
  Cost of shares redeemed                             (34,309,708)      (66,160,159)             --               --
                                                    -------------   ---------------     -----------     ------------
Total Institutional Service Shares                     22,644,031        (6,365,013)             --               --
                                                    -------------   ---------------     -----------     ------------
Investor Shares
  Proceeds from shares issued                         441,708,491     1,099,309,749              --               --
  Dividends reinvested                                    947,987         2,818,966              --               --
  Cost of shares redeemed                            (444,061,958)   (1,094,960,263)             --               --
                                                    -------------   ---------------     -----------     ------------
Total Investor Shares                                  (1,405,480)        7,168,452              --               --
                                                    -------------   ---------------     -----------     ------------
Increase in Net assets from Capital Transactions       21,238,551           803,439       4,590,018         (651,475)
                                                    -------------   ---------------     -----------     ------------
Increase (Decrease) in Net Assets                      21,237,001           811,933       4,610,908         (647,684)
                                                    -------------   ---------------     -----------     ------------
Net Assets
  Beginning of Period                                  74,754,507        73,942,574      18,195,883       18,843,567
                                                    -------------   ---------------     -----------     ------------
  End of Period                                     $  95,991,508   $    74,754,507     $22,806,791     $ 18,195,883
                                                    =============   ===============     ===========     ============
Undistributed (distributions in excess of)
 Net Investment Income                              $      (1,334)  $            11     $      (825)    $        409
                                                    -------------   ---------------     -----------     ------------

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                     DAILY ASSETS GOVERNMENT FUND          DAILY ASSETS CASH FUND
                                                  ---------------------------------  ---------------------------------
                                                  SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                  FEBRUARY 29, 2008 AUGUST 31, 2007  FEBRUARY 29, 2008 AUGUST 31, 2007
                                                  ----------------- ---------------  ----------------- ---------------
                                                     (UNAUDITED)                        (UNAUDITED)
Operations
  Net investment income                             $   7,520,482   $    18,989,271   $    15,009,963  $    28,453,678
  Net realized gain on investments                          9,291            14,150            25,656           13,702
                                                    -------------   ---------------   ---------------  ---------------
Increase in Net Assets from Operations                  7,529,773        19,003,421        15,035,619       28,467,380
                                                    -------------   ---------------   ---------------  ---------------
Distributions to Shareholders from
Net investment income:
  Preferred Shares                                     (1,873,692)       (6,134,632)       (2,569,755)      (8,193,071)
  Universal Shares                                     (1,119,200)       (3,713,783)       (3,249,617)      (3,734,857)
  Institutional Service Shares                           (865,682)       (1,582,715)       (1,543,103)      (2,804,839)
  Institutional Shares                                 (1,710,653)       (3,564,712)       (2,545,612)      (4,615,665)
  Investor Shares                                      (1,969,103)       (3,996,725)       (5,111,326)      (9,062,066)
  B Shares                                                     --                --            (7,933)          (8,381)
  C Shares                                                     --                --           (32,319)         (33,052)
                                                    -------------   ---------------   ---------------  ---------------
Total Distributions to Shareholders                    (7,538,330)      (18,992,567)      (15,059,665)     (28,451,931)
                                                    -------------   ---------------   ---------------  ---------------
Capital Share Transactions (in dollar and shares)
Preferred Shares
  Proceeds from shares issued                         108,082,789     1,242,343,346       404,149,047    1,479,999,002
  Dividends reinvested                                  1,873,681         5,634,900         1,129,277        4,167,357
  Cost of shares redeemed                            (220,116,204)   (1,219,729,132)     (380,301,773)  (1,516,318,866)
                                                    -------------   ---------------   ---------------  ---------------
Total Preferred Shares                               (110,159,734)       28,249,114        24,976,551      (32,152,507)
                                                    -------------   ---------------   ---------------  ---------------
Universal Shares
  Proceeds from shares issued                         284,274,021       463,703,586       528,133,746      711,452,056
  Dividends reinvested                                  1,133,800         3,699,021         3,050,465        3,352,850
  Cost of shares redeemed                            (254,200,869)     (480,793,053)     (536,099,421)    (690,668,285)
                                                    -------------   ---------------   ---------------  ---------------
Total Universal Shares                                 31,206,952       (13,390,446)       (4,915,210)      24,136,621
                                                    -------------   ---------------   ---------------  ---------------
Institutional Service Shares
  Proceeds from shares issued                         186,332,632       223,481,697       268,283,856      367,725,335
  Dividends reinvested                                    865,671         1,575,394         1,541,983        2,797,725
  Cost of shares redeemed                            (145,872,795)     (234,450,705)     (256,049,677)    (370,491,479)
                                                    -------------   ---------------   ---------------  ---------------
Total Institutional Service Shares                     41,325,508        (9,393,614)       13,776,162           31,581
                                                    -------------   ---------------   ---------------  ---------------
Institutional Shares
  Proceeds from shares issued                         412,368,870       742,566,876       490,671,736    1,049,036,474
  Dividends reinvested                                  1,542,543         3,162,004         2,460,509        4,427,997
  Cost of shares redeemed                            (385,642,843)     (744,668,649)     (471,573,555)  (1,048,368,336)
                                                    -------------   ---------------   ---------------  ---------------
Total Institutional Shares                             28,268,570         1,060,231        21,558,690        5,096,135
                                                    -------------   ---------------   ---------------  ---------------
Investor Shares
  Proceeds from shares issued                         779,751,916     1,233,465,393     1,488,657,604    2,852,482,706
  Dividends reinvested                                  1,960,137         3,984,410         4,750,191        8,420,806
  Cost of shares redeemed                            (713,023,996)   (1,204,536,860)   (1,541,847,375)  (2,831,373,592)
                                                    -------------   ---------------   ---------------  ---------------
Total Investor Shares                                  68,688,057        32,912,943       (48,439,580)     (29,529,920)
                                                    -------------   ---------------   ---------------  ---------------
B Shares
  Proceeds from shares issued                                  --                --           435,006          499,657
  Dividends reinvested                                         --                --             7,933            8,381
  Cost of shares redeemed                                      --                --          (258,710)        (340,991)
                                                    -------------   ---------------   ---------------  ---------------
Total B Shares                                                 --                --           184,229          167,047
                                                    -------------   ---------------   ---------------  ---------------
C Shares
  Proceeds from shares issued                                  --                --         3,493,538        2,505,898
  Dividends reinvested                                         --                --            32,319           33,051
  Cost of shares redeemed                                      --                --        (1,824,147)      (1,712,222)
                                                    -------------   ---------------   ---------------  ---------------
Total C Shares                                                 --                --         1,701,710          826,727
                                                    -------------   ---------------   ---------------  ---------------
Increase in Net Assets from Capital Transactions       59,329,353        39,438,228         8,842,552       27,635,524
                                                    -------------   ---------------   ---------------  ---------------
Increase in Net Assets                                 59,320,796        39,449,082         8,818,506       27,650,973
                                                    -------------   ---------------   ---------------  ---------------
Net Assets
  Beginning of Period                                 382,355,819       342,906,737       570,589,519      542,938,546
                                                    -------------   ---------------   ---------------  ---------------
  End of Period                                     $ 441,676,615   $   382,355,819   $   579,408,025  $   570,589,519
                                                    =============   ===============   ===============  ===============
Undistributed (distributions in excess of)
 Net Investment Income                              $     (49,569)  $       (31,721)  $       (48,201) $         1,501
                                                    -------------   ---------------   ---------------  ---------------

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                        SELECTED DATA FOR A SINGLE SHARE
                         --------------------------------------------------------------                Net
                         Beginning                   Net       Distributions   Ending               Assets at
Year Ended               Net Asset    Net          Realized      from Net     Net Asset              End of
August 31,               Value Per Investment   Gain (Loss) on  Investment      Value     Total      Period
(except as noted)          Share     Income      Investments      Income      Per Share Return/(b)/  (000's)
-----------------        --------- ----------   -------------- -------------  --------- ----------  ---------
-                        -         -            -              -              -         -           -

DAILY ASSETS TREASURY FUND

  Institutional Service Shares/(d)/
-------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/    $1.00     $0.02/(e)/       --/(f)/     $(0.02)       $1.00     1.69%      $31,411
 2007                       1.00      0.05/(e)/       --/(f)/      (0.05)        1.00     4.79%        8,768
 2006                       1.00      0.04/(e)/       --           (0.04)        1.00     4.06%       15,131
 2005                       1.00      0.02/(e)/       --/(f)/      (0.02)        1.00     2.03%       11,876
 2004                       1.00      0.01            --           (0.01)        1.00     0.59%       15,552
 2003                       1.00      0.01            --           (0.01)        1.00     0.84%       35,074

  Investor Shares
-------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.01/(e)/       --/(f)/      (0.01)        1.00     1.49%       64,581
 2007                       1.00      0.04/(e)/       --/(f)/      (0.04)        1.00     4.39%       65,987
 2006                       1.00      0.04/(e)/       --           (0.04)        1.00     3.65%       58,811
 2005                       1.00      0.02/(e)/       --/(f)/      (0.02)        1.00     1.64%       46,946
 2004                       1.00        --/(f)/       --              --/(f)/    1.00     0.20%       56,217
 2003                       1.00        --/(f)/       --              --/(f)/    1.00     0.45%       96,827

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

  Universal Shares/(g)/
-------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/       --/(f)/      (0.02)        1.00     2.01%       22,807
 2007                       1.00      0.05/(e)/       --/(f)/      (0.05)        1.00     5.10%       18,196
 2006                       1.00      0.04/(e)/       --           (0.04)        1.00     4.30%       18,844
 2005                       1.00      0.02/(e)/       --           (0.02)        1.00     2.27%       17,422
 2004                       1.00      0.01            --/(f)/      (0.01)        1.00     0.91%       20,383
 2003                       1.00      0.01            --           (0.01)        1.00     1.18%       24,752

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratio of Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------

 0.45%      0.87%        2.97%
 0.45%      0.71%        4.71%
 0.45%      0.82%        4.01%
 0.45%      0.69%        1.92%
 0.45%      0.56%        0.57%
 0.45%      0.67%        0.84%


----------------------------------

 0.84%      1.02%        3.00%
 0.84%      1.02%        4.30%
 0.84%      1.02%        3.61%
 0.84%      0.97%        1.61%
 0.84%      0.89%        0.18%
 0.84%      0.90%        0.45%




----------------------------------

 0.19%      0.72%        3.98%
 0.20%      0.78%        4.99%
 0.20%      0.81%        4.24%
 0.20%      0.75%        2.20%
 0.20%      0.70%        0.86%
 0.20%      0.48%        1.14%

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                        SELECTED DATA FOR A SINGLE SHARE
                         --------------------------------------------------------------                Net
                         Beginning                   Net       Distributions   Ending               Assets at
Year Ended               Net Asset    Net          Realized      from Net     Net Asset              End of
August 31,               Value Per Investment   Gain (Loss) on  Investment      Value     Total      Period
(except as noted)          Share     Income      Investments      Income      Per Share Return/(b)/  (000's)
-----------------        --------- ----------   -------------- -------------  --------- ----------  ---------
-                        -         -            -              -              -         -           -

DAILY ASSETS GOVERNMENT FUND

  Preferred Shares
-------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/    $1.00     $0.02/(e)/       --/(f)/     $(0.02)       $1.00     2.21%     $ 30,010
 2007                       1.00      0.05/(e)/       --/(f)/      (0.05)        1.00     5.35%      140,173
 2006                       1.00      0.04/(e)/       --           (0.04)        1.00     4.57%      111,921
 2005                       1.00      0.02/(e)/       --           (0.02)        1.00     2.52%       21,316
 2004                       1.00      0.01            --/(f)/      (0.01)        1.00     1.04%       23,386
 2003                       1.00      0.01            --           (0.01)        1.00     1.40%       11,549

  Universal Shares
-------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/       --/(f)/      (0.02)        1.00     2.17%       60,338
 2007                       1.00      0.05/(e)/       --/(f)/      (0.05)        1.00     5.26%       29,134
 2006                       1.00      0.04/(e)/       --           (0.04)        1.00     4.49%       42,523
 2005                       1.00      0.02/(e)/       --           (0.02)        1.00     2.43%       24,779
 2004                       1.00      0.01            --/(f)/      (0.01)        1.00     0.96%      113,881
 2003                       1.00      0.01            --           (0.01)        1.00     1.29%      114,173

  Institutional Service Shares
-------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/       --/(f)/      (0.02)        1.00     2.04%       78,806
 2007                       1.00      0.05/(e)/       --/(f)/      (0.05)        1.00     5.01%       37,480
 2006                       1.00      0.04/(e)/       --           (0.04)        1.00     4.23%       46,873
 2005                       1.00      0.02/(e)/       --           (0.02)        1.00     2.18%       55,420
 2004                       1.00        --/(f)/       --/(f)/         --/(f)/    1.00     0.71%       55,142
 2003                       1.00        --/(f)/       --              --/(f)/    1.00     0.16%       76,273

  Institutional Shares
-------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/       --/(f)/      (0.02)        1.00     1.98%      103,171
 2007                       1.00      0.05/(e)/       --/(f)/      (0.05)        1.00     4.88%       74,905
 2006                       1.00      0.04/(e)/       --           (0.04)        1.00     4.11%       73,843
 2005                       1.00      0.02/(e)/       --           (0.02)        1.00     2.06%       56,843
 2004                       1.00      0.01            --/(f)/      (0.01)        1.00     0.59%       73,575
 2003                       1.00      0.01            --           (0.01)        1.00     0.91%       90,740

  Investor Shares
-------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/       --/(f)/      (0.02)        1.00     1.84%      169,352
 2007                       1.00      0.05/(e)/       --/(f)/      (0.05)        1.00     4.60%      100,663
 2006                       1.00      0.04/(e)/       --           (0.04)        1.00     3.83%       67,747
 2005                       1.00      0.02/(e)/       --           (0.02)        1.00     1.78%       62,560
 2004                       1.00      0.01            --/(f)/      (0.01)        1.00     0.32%       64,028
 2003                       1.00      0.01            --           (0.01)        1.00     0.64%       47,383

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratio of Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------

 0.12%      0.25%        4.59%
 0.12%      0.23%        5.22%
 0.12%      0.18%        4.34%
 0.12%      0.18%        2.56%
 0.12%      0.18%        1.06%
 0.11%      0.25%        1.05%


----------------------------------

 0.19%      0.30%        4.19%
 0.20%      0.31%        5.14%
 0.20%      0.30%        4.36%
 0.20%      0.25%        2.12%
 0.20%      0.26%        0.95%
 0.20%      0.28%        1.26%


----------------------------------

 0.44%      0.54%        4.00%
 0.45%      0.57%        4.89%
 0.45%      0.51%        4.20%
 0.45%      0.50%        2.10%
 0.45%      0.51%        0.69%
 0.45%      0.58%        0.70%


----------------------------------

 0.56%      0.65%        3.89%
 0.57%      0.67%        4.78%
 0.57%      0.61%        4.03%
 0.57%      0.61%        2.05%
 0.57%      0.62%        0.58%
 0.57%      0.63%        0.92%


----------------------------------

 0.83%      0.90%        3.56%
 0.84%      0.91%        4.50%
 0.84%      0.88%        3.80%
 0.84%      0.87%        1.74%
 0.84%      0.86%        0.32%
 0.84%      0.89%        0.63%

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                        SELECTED DATA FOR A SINGLE SHARE
                         ---------------------------------------------------------------                Net
                         Beginning                   Net        Distributions   Ending               Assets at
Year Ended               Net Asset    Net          Realized       from Net     Net Asset              End of
August 31,               Value Per Investment   Gain (Loss) on   Investment      Value     Total      Period
(except as noted)          Share     Income      Investments       Income      Per Share Return/(b)/  (000's)
-----------------        --------- ----------   --------------  -------------  --------- ----------  ---------
-                        -         -            -               -              -         -           -

DAILY ASSETS CASH FUND

  Preferred Shares
--------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/    $1.00     $0.02/(e)/         --/(f)/    $(0.02)       $1.00     2.38%     $ 94,329
 2007                       1.00      0.05/(e)/         --/(f)/     (0.05)        1.00     5.37%       69,354
 2006                       1.00      0.05/(e)/         --/(f)/     (0.05)        1.00     4.56%      101,504
 2005                       1.00      0.03/(e)/     $(0.01)         (0.02)        1.00     2.49%       39,746
 2004                       1.00      0.01              --/(f)/     (0.01)        1.00     1.04%       19,166
 2003                       1.00      0.01              --          (0.01)        1.00     1.37%        2,979

  Universal Shares
--------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/         --/(f)/     (0.02)        1.00     2.34%       97,913
 2007                       1.00      0.05/(e)/         --/(f)/     (0.05)        1.00     5.29%      102,838
 2006                       1.00      0.04/(e)/         --/(f)/     (0.04)        1.00     4.48%       78,698
 2005                       1.00      0.02/(e)/         --/(f)/     (0.02)        1.00     2.41%       39,274
 2004                       1.00      0.01              --/(f)/     (0.01)        1.00     0.96%       35,892
 2003                       1.00      0.01              --          (0.01)        1.00     1.29%      104,842

  Institutional Service Shares
--------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/         --/(f)/     (0.02)        1.00     2.21%       68,569
 2007                       1.00      0.05/(e)/         --/(f)/     (0.05)        1.00     5.02%       54,799
 2006                       1.00      0.04/(e)/         --/(f)/     (0.04)        1.00     4.22%       54,766
 2005                       1.00      0.02/(e)/         --/(f)/     (0.02)        1.00     2.15%       27,137
 2004                       1.00      0.01              --/(f)/     (0.01)        1.00     0.71%       26,423
 2003                       1.00        --/(f)/         --             --/(f)/    1.00     0.18%       36,876

  Institutional Shares
--------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/         --/(f)/     (0.02)        1.00     2.15%      125,979
 2007                       1.00      0.05/(e)/         --/(f)/     (0.05)        1.00     4.90%      104,420
 2006                       1.00      0.04/(e)/         --/(f)/     (0.04)        1.00     4.10%       99,321
 2005                       1.00      0.02/(e)/         --/(f)/     (0.02)        1.00     2.03%       56,650
 2004                       1.00      0.01              --/(f)/     (0.01)        1.00     0.59%       95,985
 2003                       1.00      0.01              --          (0.01)        1.00     0.92%       92,186

  Investor Shares
--------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/         --/(f)/     (0.02)        1.00     2.01%      188,547
 2007                       1.00      0.05/(e)/         --/(f)/     (0.05)        1.00     4.62%      236,993
 2006                       1.00      0.04/(e)/         --/(f)/     (0.04)        1.00     3.82%      207,458
 2005                       1.00      0.02/(e)/         --/(f)/     (0.02)        1.00     1.76%      236,742
 2004                       1.00        --/(f)/         --/(f)/        --/(f)/    1.00     0.32%      394,665
 2003                       1.00      0.01              --          (0.01)        1.00     0.64%      303,389

  B Shares
--------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/         --/(f)/     (0.02)        1.00     1.60%          674
 2007                       1.00      0.04/(e)/         --/(f)/     (0.04)        1.00     3.78%          490
 2006                       1.00      0.03/(e)/         --/(f)/     (0.03)        1.00     2.99%          323
 2005/(i)/                  1.00      0.01/(e)/         --/(f)/     (0.01)        1.00     0.92%           30

  C Shares
--------------------------------------------------------------------------------------------------------------
 Six months ended
 February 29, 2008/(h)/     1.00      0.02/(e)/         --/(f)/     (0.02)        1.00     1.60%        3,396
 2007                       1.00      0.04/(e)/         --/(f)/     (0.04)        1.00     3.78%        1,694
 2006                       1.00      0.03/(e)/         --/(f)/     (0.03)        1.00     2.99%          868
 2005/(i)/                  1.00      0.01/(e)/         --/(f)/     (0.01)        1.00     0.93%           36

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratio of Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------

 0.11%       0.22%       4.71%
 0.12%       0.23%       5.24%
 0.12%       0.23%       4.61%
 0.12%       0.32%       2.64%
 0.12%       0.31%       1.06%
 0.12%       0.30%       1.39%


----------------------------------

 0.19%       0.27%       4.67%
 0.20%       0.30%       5.16%
 0.20%       0.29%       4.41%
 0.20%       0.34%       2.32%
 0.20%       0.27%       0.94%
 0.20%       0.28%       1.24%


----------------------------------

 0.44%       0.53%       4.31%
 0.45%       0.54%       4.91%
 0.45%       0.56%       4.27%
 0.45%       0.60%       2.04%
 0.45%       0.54%       0.71%
 0.45%       0.58%       0.76%


----------------------------------

 0.55%       0.63%       4.25%
 0.57%       0.63%       4.79%
 0.57%       0.65%       4.16%
 0.57%       0.68%       1.97%
 0.57%       0.63%       0.59%
 0.57%       0.61%       1.01%


----------------------------------

 0.83%       0.87%       4.05%
 0.84%       0.89%       4.52%
 0.84%       0.88%       3.76%
 0.84%       0.91%       1.71%
 0.84%       0.87%       0.32%
 0.84%       0.86%       0.68%


----------------------------------

 1.62%      11.94%       3.11%
 1.65%      21.75%       3.72%
 1.65%      48.98%       3.39%
 1.65%     161.82%       1.20%


----------------------------------

 1.61%       4.18%       3.03%
 1.65%       6.59%       3.71%
 1.65%      15.85%       3.50%
 1.64%     158.38%       1.23%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(e)Calculated based on average shares outstanding during the period.
(f)Less than $0.01 per share.
(g)On July 22, 2003, Institutional Shares were redesignated as Universal Shares.
(h)Unaudited
(i)See Note 1 for dates of commencement of operations.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

February 29, 2008

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust consists of four diversified investment portfolios listed below (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of February 29, 2008, and the dates on which they commenced operations were as follows:

                                                         COMMENCEMENT OF
           FUND                  SHARE CLASS                OPERATIONS
 ------------------------  ------------------------  ------------------------
 Daily Assets Treasury     Institutional Service
   Fund                    Shares                               July 12, 1993
                           Investor Shares                   October 25, 1995
 Daily Assets Government
   Obligations             Universal Shares                      July 1, 1998
 Daily Assets Government
   Fund                    Preferred Shares                   August 10, 2001
                           Universal Shares                  October 29, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                  December 30, 1999
 Daily Assets Cash Fund    Preferred Shares                   August 10, 2001
                           Universal Shares                  December 1, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                      June 16, 1995
                           B Shares                         November 22, 2004
                           C Shares                         November 17, 2004

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with the accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Funds' investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any such securities held as collateral.

EXPENSE ALLOCATION The Trust is comprised of four active series, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one series are allocated among the respective series in proportion to each series' average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Trust's Board. Institutional Service Shares, Institutional Shares, Investor Shares, B Shares and C Shares incur shareholder servicing fees and Investor Shares, B Shares and C Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

SECURITIES TRANSACTIONS, DIVIDEND AND INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

February 29, 2008


FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 29, 2008, the Trust did not have a liability for any unrecognized tax expenses. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2008, tax years 2005 through 2008 remain subject to examination by the Trust's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

NEW ACCOUNTING PRONOUNCEMENTS In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") which is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157, and has not at this time determined the impact, if any, resulting from its adoption on the Funds' future financial statements.

RESTRICTED SECURITIES The Funds may invest in securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or, if the securities are registered, to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by the Funds is included in the Schedule of Investments.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER Monarch Investment Advisors, LLC (the "Adviser"), is the investment adviser of each Fund. The Adviser receives an advisory fee from Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of the combined Funds ("Total Fund Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets. The Adviser receives an advisory fee from Daily Assets Government Obligations Fund at an annual rate of 0.05% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES Citi Fund Services, LLC ("Citi"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

SHAREHOLDER SERVICES The Funds pay (other than Daily Assets Government Obligations Fund) a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund and 0.25% of the average daily net assets attributable to B Shares and C Shares of Daily Assets Cash Fund. These fees are paid to various financial institutions that provide shareholder services.

DISTRIBUTOR Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund and 0.75% of the average daily net assets of B Shares and C Shares of Daily Assets Cash Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for these share classes. The plan obligates the Funds to pay the Distributor as compensation for its services. The Distributor is not affiliated with Citi or its affiliated companies.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer to the Trust as well as certain additional compliance support functions.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

February 29, 2008


TRUSTEES AND OFFICERS Certain officers of the Trust are directors, officers or employees of the aforementioned companies.

NOTE 4. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of August 31, 2007, distributable earnings (accumulated losses) on a tax basis were as follows:

                                                         UNDISTRIBUTED
                                          UNDISTRIBUTED    LONG-TERM   CAPITAL AND
                                         ORDINARY INCOME     GAIN      OTHER LOSSES   TOTAL
                                         --------------- ------------- ------------ ----------
Daily Assets Treasury Fund                  $ 35,151        $   --       $    --    $35,151.00
Daily Assets Government Obligations Fund      75,173            --        (1,432)       73,741
Daily Assets Government Fund                  30,940         2,900            --        33,840
Daily Assets Cash Fund                       300,108            --          (570)      299,538

The tax character of distributions paid during 2007 and 2006 were as follows:

                                                     ORDINARY INCOME
                                                 -----------------------
                                                    2007        2006
                                                 ----------- -----------
        Daily Assets Treasury Fund               $ 3,540,920 $ 2,619,721
        Daily Assets Government Obligations Fund     934,308     763,875
        Daily Assets Government Fund              18,992,567  56,933,718
        Daily Assets Cash Fund                    28,451,931  17,852,642

The capital loss carryovers available to offset future gains, as of August 31, 2007, were as follows:

       Daily Assets Government Obligations Fund Expiring August 2008 $798
                                                Expiring August 2009  632
                                                Expiring August 2011    2
       Daily Assets Cash Fund                   Expiring August 2014  570

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

February 29, 2008

PROXY VOTING GUIDELINES - A description of the policies and procedures the Funds use to determine how to vote as a shareholder of the companies whose securities are held in the Funds' portfolio is available, without charge and upon request, by calling 800-754-8757. This information is also available from the EDGAR database on the SEC's website at WWW.SEC.GOV. For the twelve months ended June 30, the Funds did not own any securities for which a shareholder meeting was called and voted on.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE - The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at WWW.SEC.GOV or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

INVESTMENT ADVISORY AGREEMENT APPROVAL

At the December 11, 2007 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to each Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement for each Fund, the Board reviewed materials furnished by the Adviser and the Administrator, including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to each Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular factor that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board met with representatives of Monarch Investment Advisors, LLC (the "Adviser") and discussed the Adviser's personnel, operations and financial condition. The Board also considered the quality of its personnel assigned responsibility for servicing the Funds. The Board also considered information regarding the experience and professional background of the portfolio managers at the Adviser and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for the Funds' investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Adviser's senior management and staff; the quality of the Adviser's services with respect to regulatory compliance and compliance with the funds' specific investment policies and restrictions; and the financial condition and operational stability of the Adviser. The Board then discussed with the Adviser its financial condition for the year ended December 31, 2006 and for the nine-month period ended September 30, 2007. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser and also concluded that the Adviser was financially able to provide investment advisory services to the Funds.

COSTS OF SERVICES AND PROFITABILITY

The Board considered information provided by the Adviser regarding its costs of services and profitability with respect to the Funds. The Board considered the Adviser's resources devoted to the Funds as well as an assessment of costs and

 MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

February 29, 2008

profitability provided by the Adviser. The Board concluded that the level of the Adviser's profits attributable to management of the Funds was not excessive in light of the services provided by the Adviser to the Funds.

PERFORMANCE

The Adviser discussed its approach to managing the Funds as well as the Funds' performance. The Board considered the Funds' performance for the 3- and 6-month and the 1-, 3- and 5-year periods ended August 31, 2007 for Daily Assets Cash B Shares and C Shares.

DAILY ASSETS TREASURY FUND - The Board noted that the Fund's Institutional Service Shares outperformed their Lipper Inc. peer group average return for the 3- and 6-month and 1-, 3- and 5-year periods, while the Fund's Investor Shares performed at or near their Lipper Inc. peer group average return for the 3- and 6-month and 1-, 3- and 5-year periods. The Board noted that no significant changes to the investment strategies adopted by the Adviser were anticipated in the near future.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND - The Board noted that the Fund's Universal Shares outperformed their Lipper Inc. peer group average return for the 3- and 6-month and 1-, 3- and 5-year periods.

DAILY ASSETS GOVERNMENT FUND - The Board considered that the Fund's Preferred, Universal, Institutional Service and Institutional Shares outperformed their Lipper Inc. peer group average return for the 3- and 6-month and 1-, 3- and 5-year periods, while the Investor Shares performed at or above their Lipper Inc. peer group average return for the 3- and 6-month and 1-, 3- and 5-year periods. The Board noted that the Fund's Preferred and Universal Shares ranked in the top quartile of their Lipper Inc. peer group over all periods.

DAILY ASSETS CASH FUND - The Board considered that the Fund's Preferred, Universal, Institutional Service, Institutional and Investor Shares outperformed their Lipper Inc. peer group average return for the 3- and 6-month and 1-, 3- and 5-year periods, while the B Shares and C Shares slightly lagged their Lipper Inc. peer group average return. The Board noted that the Preferred Shares ranked in the top quartile of their Lipper Inc. peer group over the all periods, while the Universal Shares ranked in the top quartile of their Lipper Inc. peer group over the 3- and 5-year periods.

COMPENSATION

The Board also considered the Adviser's compensation for providing advisory services to the Funds and analyzed comparative information on fees of similar mutual funds.

DAILY ASSETS TREASURY FUND - The Board noted that the contractual investment advisory fee rate of the Fund was lower than the mean and median advisory fee rate of its Lipper Inc. peer group. The Board also noted that the actual total expenses for the Institutional Service Shares were lower than the mean and median total expenses of its Lipper Inc. peer group, while the Investor Shares of the Fund were within 15 basis points of the median total expenses of its Lipper Inc. peer group.

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND - The Board noted that the contractual investment advisory fee rate and the actual total expenses of the Fund were lower than the mean and median advisory fee rates and total expenses of its Lipper Inc. peer group.

DAILY ASSETS GOVERNMENT FUND - The Board noted that the contractual investment advisory fee rate of the Fund was lower than the mean and median advisory fee rate of its Lipper Inc. peer group. The Board also considered the actual total expenses of each share class, noting that the Institutional Shares, Institutional Service Shares, Preferred Shares and Universal Shares were lower than the mean and median total expenses of its Lipper Inc. peer group, while the Investor Shares were within 11 basis points of the median total expenses of its Lipper Inc. peer group.

DAILY ASSETS CASH FUND - The Board noted that the contractual investment advisory fee rate of the Fund was lower than the mean and median advisory fee rate of its Lipper Inc. peer group. The Board also considered the actual total expenses of each share class, noting that the Preferred Shares and Universal Shares were lower than the mean and median total expenses of its Lipper Inc. peer group, while the Institutional Shares, Institutional Service Shares and Investor Shares were within 26 basis points, 14 basis points and 9 basis points, respectively, of the median total expenses of its Lipper Inc. peer group.

ECONOMIES OF SCALE

The Board then considered whether the Funds would benefit from any economies of scale. The Board considered the size of the Funds, noting that the breakpoints in investment advisory fees paid by certain Funds were appropriate to share benefits from any economies of scale with the Funds' shareholders.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

February 29, 2008


OTHER BENEFITS

The Board noted that the Adviser does not receive significant ancillary benefits as a result of its relationship with the Funds, other than the benefit of research received from the brokers executing transactions on behalf of its clients and the ability to refer to its advisory relationship with the Funds.

CONCLUSION

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreements. The Board also discussed the proposed approval of the continuance of the Advisory Agreements. Based upon its review, including consideration of each of the factors referred to above, the Board (including all of the Independent Trustees) determined, in the exercise of its business judgment, that the advisory fees of the Funds were fair, and that renewing the Advisory Agreements was in the best interest of the Funds' shareholders.

SHAREHOLDER EXPENSES EXAMPLE - As a shareholder of the Monarch Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Monarch Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES - The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                               BEGINNING      ENDING                  ANNUALIZED
                             ACCOUNT VALUE ACCOUNT VALUE  EXPENSES     EXPENSE
                             SEPTEMBER 1,  FEBRUARY 29,  PAID DURING RATIO DURING
                                 2007          2008        PERIOD*      PERIOD
                             ------------- ------------- ----------- ------------
DAILY ASSETS TREASURY FUND
Institutional Service Shares   $1,000.00     $1,016.90      $2.26        0.45%
Investor Shares                $1,000.00     $1,014.90      $4.21        0.84%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Universal Shares               $1,000.00     $1,020.10      $0.95        0.19%

DAILY ASSETS GOVERNMENT FUND
Preferred Shares               $1,000.00     $1,022.10      $0.60        0.12%
Universal Shares               $1,000.00     $1,021.70      $0.96        0.19%
Institutional Service Shares   $1,000.00     $1,020.40      $2.21        0.44%
Institutional Shares           $1,000.00     $1,019.80      $2.81        0.56%
Investor Shares                $1,000.00     $1,018.40      $4.17        0.83%

DAILY ASSETS CASH FUND
Preferred Shares               $1,000.00     $1,023.80      $0.55        0.11%
Universal Shares               $1,000.00     $1,023.40      $0.96        0.19%
Institutional Service Shares   $1,000.00     $1,022.10      $2.21        0.44%
Institutional Shares           $1,000.00     $1,021.50      $2.76        0.55%
Investor Shares                $1,000.00     $1,020.10      $4.17        0.83%
B Shares                       $1,000.00     $1,016.00      $8.12        1.62%
C Shares                       $1,000.00     $1,016.00      $8.07        1.61%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

 MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

February 29, 2008

HYPOTHETICAL EXAMPLE - The table below provides information about hypothetical account values and hypothetical expenses based on each Monarch Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Monarch Funds and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING      ENDING                  ANNUALIZED
                             ACCOUNT VALUE ACCOUNT VALUE  EXPENSES     EXPENSE
                             SEPTEMBER 1,  FEBRUARY 29,  PAID DURING RATIO DURING
                                 2007          2008        PERIOD*      PERIOD
                             ------------- ------------- ----------- ------------
DAILY ASSETS TREASURY FUND
Institutional Service Shares   $1,000.00     $1,022.63      $2.26        0.45%
Investor Shares                $1,000.00     $1,020.69      $4.22        0.84%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Universal Shares               $1,000.00     $1,023.92      $0.96        0.19%

DAILY ASSETS GOVERNMENT FUND
Preferred Shares               $1,000.00     $1,024.27      $0.60        0.12%
Universal Shares               $1,000.00     $1,023.92      $0.96        0.19%
Institutional Service Shares   $1,000.00     $1,022.68      $2.21        0.44%
Institutional Shares           $1,000.00     $1,022.08      $2.82        0.56%
Investor Shares                $1,000.00     $1,020.74      $4.17        0.83%

DAILY ASSETS CASH FUND
Preferred Shares               $1,000.00     $1,024.32      $0.55        0.11%
Universal Shares               $1,000.00     $1,023.92      $0.96        0.19%
Institutional Service Shares   $1,000.00     $1,022.68      $2.21        0.44%
Institutional Shares           $1,000.00     $1,022.13      $2.77        0.55%
Investor Shares                $1,000.00     $1,020.74      $4.17        0.83%
B Shares                       $1,000.00     $1,016.81      $8.12        1.62%
C Shares                       $1,000.00     $1,016.86      $8.07        1.61%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                 MONARCH FUNDS

                          DAILY ASSETS TREASURY FUND

                   DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                         DAILY ASSETS GOVERNMENT FUND

                            DAILY ASSETS CASH FUND


                                 MONARCH FUNDS
                               3435 Stelzer Road
                                  Suite 1000
                              Columbus, OH 43219
                                (800) 754-8757

                                  110-AT-0408
                             FOR MORE INFORMATION

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not accept nominees to the board of directors from shareholders.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monarch Funds

By (Signature and Title)* /s/ Anthony R. Fischer
                          ---------------------------
                          Anthony R. Fischer,
                          Principal Executive Officer

Date April 25, 2008

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Anthony R. Fischer
                          ---------------------------
                          Anthony R. Fischer,
                          Principal Executive Officer

Date April 25, 2008


By (Signature and Title)* /s/ Jack J. Singer
                          ---------------------------
                          Jack J. Singer,
                          Principal Financial Officer

Date April 25, 2008